UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
BUSINESS SERVICES — 18.4%
Alliance Data Systems Corp.*	1,086,486	$251,651,887
Cognizant Technology Solutions Corp., Cl A*	4,763,260	273,839,817
IHS Markit Ltd.*	6,751,850	234,559,262
Visa Inc., Cl A (A)	4,971,632	388,035,878

		1,148,086,844

CONSUMER DISCRETIONARY — 18.7%
Amazon.com Inc.*	559,582	424,616,417
Nike Inc., Cl B	4,657,600	258,496,800
The Priceline Group Inc.*	226,566	306,047,619
Twenty-First Century Fox, Cl A	6,665,373	177,565,537

		1,166,726,373

FINANCIALS — 15.4%
Charles Schwab Corp.	4,585,639	130,323,860
CME Group, Cl A	2,342,307	239,477,468
Equinix Inc. REIT	755,899	281,852,060
S&P Global Inc.	2,559,401	312,758,802

		964,412,190

HEALTH CARE — 18.6%
Celgene Corp.*	3,916,336	439,373,736
Gilead Sciences Inc.	2,437,698	193,723,860
Illumina Inc.*	2,075,616	345,278,721
Intuitive Surgical Inc. *	264,497	184,026,433

		1,162,402,750

INFORMATION TECHNOLOGY — 20.4%
Alphabet Inc., Cl A*	406,824	321,936,104
Alphabet Inc., Cl C*	130,284	100,161,036
ARM Holdings ADR	3,676,147	243,949,115
Facebook Inc., Cl A*	2,672,727	331,257,785

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
PayPal Holdings * (A)	7,411,371	$275,999,456

		1,273,303,496

MATERIALS — 2.5%
Ecolab Inc.	1,313,227	155,459,812

TELECOMMUNICATION SERVICES — 4.7%
American Tower Corp., Cl A REIT	2,550,011	295,214,774

TOTAL COMMON STOCK (Cost $4,312,429,181)		6,165,606,239

SHORT-TERM INVESTMENT (B) — 1.1%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, Cl I, 0.390% (Cost $69,361,156)	69,361,156	69,361,156

REPURCHASE AGREEMENT (C) (D) — 2.0%
	Face Amount
BNP Paribas 0.420%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $125,601,396 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $31,403,400, 0.000% - 4.250%, 12/15/16 - 11/15/45, with a total market value of $128,108,973 (Cost $125,597,000)	$125,597,000	125,597,000

TOTAL INVESTMENTS — 101.8% (Cost $4,507,387,337)†		$6,360,564,395

Percentages are based on Net Assets of $6,247,731,942.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $125,566,000.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2016
(Unaudited)

(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $125,597,000.

(D)	Tri-Party Repurchase Agreement.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $4,507,387,337, and the unrealized appreciation and depreciation were $1,898,715,117 and $(45,538,059), respectively.

The following is a summary of the inputs used as of July 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,165,606,239	$—	$—	$6,165,606,239
Short-Term Investment	69,361,156	—	—	69,361,156
Repurchase Agreement	—	125,597,000	—	125,597,000

Total Investments in Securities	$6,234,967,395	$125,597,000	$—	$6,360,564,395

For the quarter ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2016, there were no level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016